Vanguard® U.S. Liquidity Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (4.8%)
	Ecolab Inc.	1,976	324
	Air Products and Chemicals Inc.	892	225
	Dow Inc.	3,482	178
	Balchem Corp.	1,100	145
	UFP Industries Inc.	1,332	106
	Reliance Steel & Aluminum Co.	460	87
	Southern Copper Corp.	1,822	86
	Timken Co.	1,335	84
	Valvoline Inc.	2,782	81
	Avient Corp.	1,562	68
	Mativ Holdings Inc.	2,759	65
*	Rayonier Advanced Materials Inc.	12,853	58
	Chemours Co.	1,621	55
	American Vanguard Corp.	2,437	49
*	Clearwater Paper Corp.	1,092	46
*	Ecovyst Inc.	4,937	46
	Orion Engineered Carbons SA	2,443	41
*	RBC Bearings Inc.	156	38
	Royal Gold Inc.	373	34
*	Univar Solutions Inc.	1,348	34
	Stepan Co.	314	33
	Minerals Technologies Inc.	543	32
	Ryerson Holding Corp.	1,057	30
	Ashland Inc.	287	29
	FutureFuel Corp.	3,724	27
	Olympic Steel Inc.	925	24
*	LSB Industries Inc.	1,399	22
	Koppers Holdings Inc.	883	20
	Glatfelter Corp.	4,062	20
	Materion Corp.	129	11
	Hexcel Corp.	175	10
	Element Solutions Inc.	478	9
	Hawkins Inc.	247	9
*	Novagold Resources Inc.	2,080	9
			2,135
Consumer Discretionary (8.7%)
*	Liberty Media Corp.- Liberty SiriusXM Class C	3,155	131
	AMERCO	233	123
*	Liberty Media Corp.-Liberty Formula One Class C	1,788	114
*	Fox Factory Holding Corp.	1,130	105
	Lennar Corp. Class B	1,529	94
	Churchill Downs Inc.	447	88

		Shares	Market Value ($000)
	Marriott International Inc. Class A	528	81
	Fox Corp. Class B	2,413	76
	Estee Lauder Cos. Inc. Class A	291	74
	Genuine Parts Co.	465	73
*	F45 Training Holdings Inc.	27,276	68
	Choice Hotels International Inc.	583	67
*	Liberty Media Corp.- Liberty Braves Class C	2,406	66
*	Accel Entertainment Inc. Class A	6,836	64
*	Nerdy Inc.	19,326	59
*	Noodles & Co. Class A	11,836	56
	Service Corp. International	914	56
*	Stagwell Inc.	8,209	56
	Rollins Inc.	1,641	55
*	Mattel Inc.	2,459	54
*	Stoneridge Inc.	2,864	54
*	Playstudios Inc.	14,969	54
*	Latham Group Inc.	9,288	53
	News Corp. Class A	3,045	52
	Scholastic Corp.	1,086	50
	Leggett & Platt Inc.	1,268	49
*	EW Scripps Co. Class A	3,260	49
	Arko Corp.	5,171	49
*	Hilton Grand Vacations Inc.	1,170	48
*	Bright Horizons Family Solutions Inc.	691	47
	Johnson Outdoors Inc. Class A	765	47
*	Destination XL Group Inc.	8,440	47
*	Boston Omaha Corp. Class A	1,677	45
*	El Pollo Loco Holdings Inc.	5,004	45
*	Monarch Casino & Resort Inc.	745	45
*	OneWater Marine Inc. Class A	1,071	43
	Build-A-Bear Workshop Inc.	2,787	43
	Travel + Leisure Co.	1,024	43
*	O'Reilly Automotive Inc.	60	42
*	Neogames SA	2,452	39
*	PlayAGS Inc.	5,118	38
	Movado Group Inc.	1,143	37
*	PowerSchool Holdings Inc. Class A	2,028	37
	Acushnet Holdings Corp.	762	36
*	Chuy's Holdings Inc.	1,611	36
	Inter Parfums Inc.	458	36
*	Universal Electronics Inc.	1,564	35
*	OneSpaWorld Holdings Ltd.	3,951	35
	Bluegreen Vacations Holding Class A	1,675	35
*	LL Flooring Holdings Inc.	4,189	34
	RCI Hospitality Holdings Inc.	524	34
	Wyndham Hotels & Resorts Inc.	522	34
	Gentex Corp.	1,221	33
*	Cars.com Inc.	2,483	32
*	QuinStreet Inc.	2,622	32
*	Lions Gate Entertainment Corp. Class A	3,180	31
*	Lions Gate Entertainment Corp. Class B	3,341	31
*	Inspired Entertainment Inc.	2,923	31
	Marriott Vacations Worldwide Corp.	211	30
	Nexstar Media Group Inc. Class A	154	30
*	RumbleON Inc. Class B	1,340	29
*	Full House Resorts Inc.	4,298	29
*	TravelCenters of America Inc.	539	29
*	Arlo Technologies Inc.	4,582	28

		Shares	Market Value ($000)
*	IAA Inc.	763	28
	Carriage Services Inc. Class A	733	26
*	Central Garden & Pet Co.	656	26
*	Central Garden & Pet Co. Class A	700	26
*	Duluth Holdings Inc. Class B	2,961	26
*	Viad Corp.	683	26
*	Cooper-Standard Holdings Inc.	3,041	24
*	Liquidity Services Inc.	1,397	24
*	Lands' End Inc.	1,681	23
	Franchise Group Inc.	663	23
	Interface Inc. Class A	1,992	22
*	Gannett Co. Inc.	9,634	22
*	Helen of Troy Ltd.	172	21
*	Xponential Fitness Inc. Class A	1,134	21
	Tilly's Inc. Class A	2,593	20
*	Vera Bradley Inc.	4,953	20
*	Barnes & Noble Education Inc.	7,169	18
*	Scientific Games Corp. Class A	359	18
	TJX Cos. Inc.	242	15
*	Container Store Group Inc.	1,923	13
	Aaron's Co. Inc.	1,101	13
	Murphy USA Inc.	42	12
*	Driven Brands Holdings Inc.	369	12
	HNI Corp.	356	11
*	Integral Ad Science Holding Corp.	1,384	11
	Aramark	281	10
*	Master Craft Boat Holdings Inc.	413	10
*	Dorman Products Inc.	104	9
	Matthews International Corp. Class A	4	—
	Newell Brands Inc.	2	—
			3,826
Consumer Staples (4.5%)
	Sysco Corp.	3,044	250
	Archer-Daniels-Midland Co.	2,605	229
	Brown-Forman Corp. Class A	2,698	190
	Philip Morris International Inc.	1,671	160
	Flowers Foods Inc.	5,726	156
	Kimberly-Clark Corp.	1,178	150
	Colgate-Palmolive Co.	1,839	144
	Seaboard Corp.	20	77
	Casey's General Stores Inc.	284	61
	General Mills Inc.	732	56
	John B Sanfilippo & Son Inc.	445	36
	Albertsons Cos. Inc. Class A	1,280	35
	Altria Group Inc.	761	34
*	Vital Farms Inc.	2,630	34
*	Post Holdings Inc.	355	32
	McKesson Corp.	85	31
	CVS Health Corp.	302	30
	Ingredion Inc.	338	30
	Calavo Growers Inc.	697	29
	Tootsie Roll Industries Inc.	818	29
*	Whole Earth Brands Inc.	5,731	29
*	Mission Produce Inc.	1,730	28
	Universal Corp.	516	26
*	Freshpet Inc.	547	24
	Fresh Del Monte Produce Inc.	795	22
	ACCO Brands Corp.	3,700	22

		Shares	Market Value ($000)
	National Beverage Corp.	235	13
	Brown-Forman Corp. Class B	158	12
*	Duckhorn Portfolio Inc.	540	10
*	USANA Health Sciences Inc.	142	9
			1,988
Energy (2.1%)
*	Select Energy Services Inc. Class A	10,939	78
	Berry Corp.	7,669	70
	Texas Pacific Land Corp.	38	70
*	National Energy Services Reunited Corp.	8,912	63
	EOG Resources Inc.	501	61
	Solaris Oilfield Infrastructure Inc. Class A	5,397	58
	ChampionX Corp.	2,618	57
	RPC Inc.	5,655	45
	Archrock Inc.	5,642	42
*	REX American Resources Corp.	1,323	40
*	Newpark Resources Inc.	13,490	39
	DTE Midstream LLC	708	39
*	Oil States International Inc.	7,322	36
*	Par Pacific Holdings Inc.	1,850	35
*	DMC Global Inc.	1,390	31
*	MRC Global Inc.	3,203	31
	SunCoke Energy Inc.	3,558	23
*	Expro Group Holdings NV	1,344	18
*	Centrus Energy Corp. Class A	339	17
*	Dril-Quip Inc.	739	16
*	Bristow Group Inc.	539	16
*	American Superconductor Corp.	2,457	13
	Kinetik Holdings Inc.	328	12
	Brigham Minerals Inc. Class A	383	11
*	Tidewater Inc.	427	9
			930
Financials (24.3%)
	Marsh & McLennan Cos. Inc.	2,728	440
	Moody's Corp.	1,416	403
	Progressive Corp.	2,675	328
	Chubb Ltd.	1,707	323
	Truist Financial Corp.	5,662	265
	Intercontinental Exchange Inc.	2,188	221
	MSCI Inc. Class A	373	168
	Prudential Financial Inc.	1,738	166
	US Bancorp	3,368	154
	CME Group Inc.	744	146
	PNC Financial Services Group Inc.	926	146
	Erie Indemnity Co. Class A	673	145
	SouthState Corp.	1,824	142
	RLI Corp.	1,280	140
	MetLife Inc.	2,153	138
	Primerica Inc.	1,077	137
	BlackRock Inc.	196	131
	Bank of New York Mellon Corp.	3,068	127
	American International Group Inc.	2,406	125
	Prosperity Bancshares Inc.	1,707	121
	East West Bancorp Inc.	1,647	119
	Brown & Brown Inc.	1,859	117
	Selective Insurance Group Inc.	1,440	114
	United Bankshares Inc.	3,052	113

		Shares	Market Value ($000)
	Glacier Bancorp Inc.	2,199	111
	Stifel Financial Corp.	1,877	111
	Popular Inc.	1,265	98
	First Financial Bankshares Inc.	2,261	96
	Pinnacle Financial Partners Inc.	1,184	96
	Hanmi Financial Corp.	3,785	94
	Commerce Bancshares Inc.	1,357	93
	Morningstar Inc.	400	91
	ConnectOne Bancorp Inc.	3,555	89
	Premier Financial Corp.	3,272	88
*	StoneX Group Inc.	950	88
	Hanover Insurance Group Inc.	672	87
	First Citizens BancShares Inc. Class A	106	86
	Travelers Cos. Inc.	530	86
	Valley National Bancorp	7,068	82
	Heritage Financial Corp.	3,071	80
	Lazard Ltd. Class A	2,196	80
	Old Republic International Corp.	3,434	75
	Charles Schwab Corp.	1,054	75
	Berkshire Hills Bancorp Inc.	2,624	74
	Globe Life Inc.	758	74
*	Nicolet Bankshares Inc.	962	74
	TrustCo Bank Corp. NY	2,183	73
	Universal Insurance Holdings Inc.	5,926	71
	QCR Holdings Inc.	1,257	70
*	Markel Corp.	58	69
	Washington Trust Bancorp Inc.	1,368	69
*	Columbia Financial Inc.	3,203	68
	Stock Yards Bancorp Inc.	1,027	68
	Northfield Bancorp Inc.	4,356	64
	Provident Financial Services Inc.	2,757	64
	ServisFirst Bancshares Inc.	718	61
	Essent Group Ltd.	1,529	61
*	Hippo Holdings Inc.	60,662	59
	Federal Agricultural Mortgage Corp. Class C	534	58
	Univest Financial Corp.	2,347	58
	First Commonwealth Financial Corp.	4,217	57
	Reinsurance Group of America Inc.	455	57
	TriCo Bancshares	1,199	57
	BOK Financial Corp.	616	55
	Park National Corp.	421	55
	SLM Corp.	3,629	55
	Synovus Financial Corp.	1,373	55
	First Financial Bancorp	2,517	54
	Central Pacific Financial Corp.	2,425	53
	Horace Mann Educators Corp.	1,471	53
	SEI Investments Co.	972	53
	First American Financial Corp.	969	52
	Cullen/Frost Bankers Inc.	392	51
	Blackstone Inc.	546	51
*	Assetmark Financial Holdings Inc.	2,567	50
	Banner Corp.	825	50
	Curo Group Holdings Corp.	7,632	50
*	EZCorp. Inc. Class A	5,651	49
	1st Source Corp.	1,009	48
	MGIC Investment Corp.	3,379	48
	TFS Financial Corp.	3,337	48
	Amerant Bancorp Inc.	1,787	47

		Shares	Market Value ($000)
	Peoples Bancorp Inc.	1,563	47
	FB Financial Corp.	1,159	46
	Towne Bank	1,606	46
	Janus Henderson Group plc	1,955	46
	First Merchants Corp.	1,108	44
	Jefferies Financial Group Inc.	1,387	44
	Western Alliance Bancorp	576	44
	Loews Corp.	785	43
	Tompkins Financial Corp.	605	43
	American Financial Group Inc.	330	42
	First Bancorp (XNGS)	1,165	42
	First Foundation Inc.	2,194	42
	HomeStreet Inc.	1,202	42
	Dime Community Bancshares Inc.	1,358	42
*	SiriusPoint Ltd.	9,126	41
*	Enstar Group Ltd.	213	40
	Atlantic Union Bankshares Corp.	1,210	39
	ProAssurance Corp.	1,810	39
	Affiliated Managers Group Inc.	281	36
	Cohen & Steers Inc.	510	36
	Preferred Bank	537	36
	S&T Bancorp Inc.	1,231	36
	Bank of NT Butterfield & Son Ltd.	1,109	36
	City Holding Co.	411	35
	Kinsale Capital Group Inc.	139	35
	National Bank Holdings Corp. Class A	883	35
	OceanFirst Financial Corp.	1,798	35
*	Oportun Financial Corp.	6,756	35
	Sandy Spring Bancorp Inc.	874	34
	First Bancorp Inc. (XNMS)	1,112	33
	Interactive Brokers Group Inc. Class A	538	33
	Nelnet Inc. Class A	391	33
	Southside Bancshares Inc.	863	33
*	Arch Capital Group Ltd.	718	33
	Sculptor Capital Management Inc. Class A	3,519	33
	Safety Insurance Group Inc.	359	32
	Axis Capital Holdings Ltd.	595	32
	Broadridge Financial Solutions Inc.	180	31
	First Financial Corp.	616	29
	Aon plc Class A (XNYS)	103	29
	CBTX Inc.	926	28
	Oppenheimer Holdings Inc. Class A	785	28
	Origin Bancorp Inc.	674	28
	Great Southern Bancorp Inc.	467	27
*	MBIA Inc.	2,311	27
	OFG Bancorp	990	27
	Radian Group Inc.	1,294	27
	Carlyle Group Inc.	837	27
	Brookline Bancorp Inc.	2,073	26
	First Busey Corp.	1,136	26
	Flushing Financial Corp.	1,273	26
	United Fire Group Inc.	884	26
	Argo Group International Holdings Ltd.	1,309	26
	International Bancshares Corp.	599	25
	Regional Management Corp.	657	22
	Banc of California Inc.	1,226	21
	Byline Bancorp Inc.	966	21
	Enterprise Financial Services Corp.	392	18

		Shares	Market Value ($000)
	Kearny Financial Corp.	1,568	18
	Bank OZK	409	17
	Heartland Financial USA Inc.	329	15
	PacWest Bancorp	555	15
*	Palomar Holdings Inc.	190	15
*	Doma Holdings Inc.	25,688	15
	BancFirst Corp.	130	14
	Ares Management Corp. Class A	146	11
	Cboe Global Markets Inc.	91	11
	Horizon Bancorp Inc.	565	11
	NBT Bancorp Inc.	277	11
	Principal Financial Group Inc.	142	11
	Raymond James Financial Inc.	102	11
	Renasant Corp.	329	11
	Tradeweb Markets Inc. Class A	154	11
	AMERISAFE Inc.	214	10
	Hancock Whitney Corp.	213	10
	HarborOne Bancorp Inc.	725	10
	Independent Bank Corp.	507	10
	Lakeland Bancorp Inc.	631	10
	Midland States Bancorp Inc.	380	10
	UMB Financial Corp.	111	10
	Webster Financial Corp.	203	10
	WesBanco Inc.	304	10
	Westamerica BanCorp.	172	10
	Wintrust Financial Corp.	115	10
	Cadence Bank	389	10
	Houlihan Lokey Inc. Class A	118	9
	Northern Trust Corp.	95	9
	Seacoast Banking Corp. of Florida	293	9
*	Sunlight Financial Holdings Inc.	2,901	9
	CNA Financial Corp.	1	—
			10,739
Health Care (16.4%)
*	Edwards Lifesciences Corp.	4,238	382
*	IQVIA Holdings Inc.	1,539	327
	Agilent Technologies Inc.	2,523	324
	Stryker Corp.	1,523	313
	Zoetis Inc.	1,920	301
*	IDEXX Laboratories Inc.	635	221
	HCA Healthcare Inc.	1,098	217
	Becton Dickinson and Co.	669	169
*	Centene Corp.	1,886	169
	Ensign Group Inc.	1,741	149
*	Acadia Healthcare Co. Inc.	1,697	139
*	STAAR Surgical Co.	1,329	126
	Premier Inc. Class A	3,434	121
*	Boston Scientific Corp.	2,342	94
*	Illumina Inc.	461	93
	Chemed Corp.	191	91
	Bruker Corp.	1,453	81
*	Forma Therapeutics Holdings Inc.	6,058	81
*	Integra LifeSciences Holdings Corp.	1,672	80
*	CorVel Corp.	506	79
*	Halozyme Therapeutics Inc.	1,918	78
*	HealthEquity Inc.	1,163	77
*	Ionis Pharmaceuticals Inc.	1,749	74
*	Edgewise Therapeutics Inc.	7,281	73

		Shares	Market Value ($000)
*	Alignment Healthcare Inc.	4,409	67
*	AngioDynamics Inc.	2,960	66
*	Globus Medical Inc. Class A	1,120	66
*	Syneos Health Inc.	1,096	66
*	Medpace Holdings Inc.	438	65
*	QIAGEN NV	1,417	64
*	Agiliti Inc.	3,923	63
*	Computer Programs and Systems Inc.	1,965	60
*	NextGen Healthcare Inc.	3,482	60
*	Treace Medical Concepts Inc.	2,977	60
*	Vaxcyte Inc.	2,207	58
	LeMaitre Vascular Inc.	1,134	56
	Atrion Corp.	91	55
*	Akero Therapeutics Inc.	4,709	55
*	LivaNova plc	981	55
*	Exelixis Inc.	3,015	53
*	NGM Biopharmaceuticals Inc.	3,743	53
	iRadimed Corp.	1,554	52
*	Arrowhead Pharmaceuticals Inc.	1,274	51
*	Chinook Therapeutics Inc.	2,442	51
*	KalVista Pharmaceuticals Inc.	3,061	50
*	Surmodics Inc.	1,442	49
	Elevance Health Inc.	98	48
	National HealthCare Corp.	695	48
*	Crinetics Pharmaceuticals Inc.	2,512	47
*	HealthStream Inc.	2,104	47
*	Kiniksa Pharmaceuticals Ltd. Class A	3,951	46
*	Cogent Biosciences Inc.	2,813	46
*	CareMax Inc.	6,670	46
*	RadNet Inc.	2,177	44
*	Axogen Inc.	4,596	43
*	Novocure Ltd.	522	43
*	MaxCyte Inc.	7,893	41
*	Nuvation Bio Inc.	14,719	41
*	Artivion Inc.	1,795	40
*	Sutro Biopharma Inc.	7,107	40
*	ModivCare Inc.	369	40
*	TransMedics Group Inc.	697	36
*	ViewRay Inc.	10,502	36
*	ICU Medical Inc.	220	35
*	Omnicell Inc.	333	34
*	Praxis Precision Medicines Inc.	11,021	34
*	Inspire Medical Systems Inc.	166	32
*	ANI Pharmaceuticals Inc.	859	32
*	Neogen Corp.	1,468	31
*	Shockwave Medical Inc.	101	30
*	Generation Bio Co.	5,803	30
*	Inogen Inc.	1,022	29
*	Liquidia Corp.	4,946	29
*	Sharecare Inc.	15,634	29
	Encompass Health Corp.	572	28
*	Addus HomeCare Corp.	305	27
*	Amedisys Inc.	227	27
*	Option Care Health Inc.	856	26
*	Arcutis Biotherapeutics Inc.	972	26
*	Cytek Biosciences Inc.	2,264	26
*	Anika Therapeutics Inc.	1,125	25
*	Ocular Therapeutix Inc.	4,966	25

		Shares	Market Value ($000)
*	Rocket Pharmaceuticals Inc.	1,526	24
*	Bioventus Inc. Class A	3,288	24
*	Alphatec Holdings Inc.	2,905	22
*	TCR2 Therapeutics Inc.	8,223	22
*	Keros Therapeutics Inc.	608	22
*	Prometheus Biosciences Inc.	421	22
*	Caribou Biosciences Inc.	2,195	22
*	Amneal Pharmaceuticals Inc.	9,603	21
*	Morphic Holding Inc.	770	21
*	Natera Inc.	391	19
*	Annexon Inc.	3,191	19
*	Dyne Therapeutics Inc.	1,957	19
*	Heska Corp.	201	18
*	MiMedx Group Inc.	5,160	18
*	Organogenesis Holdings Inc. Class A	5,087	18
*	Cullinan Oncology Inc.	1,353	18
*	Aldeyra Therapeutics Inc.	2,483	17
*	Eiger BioPharmaceuticals Inc.	2,088	17
*	Affimed NV	6,472	17
*	Kinnate Biopharma Inc.	1,189	17
*	4D Molecular Therapeutics Inc.	2,020	16
*	Silverback Therapeutics Inc.	2,772	15
*	Blueprint Medicines Corp.	185	14
*	CytomX Therapeutics Inc.	9,587	14
*	Verastem Inc.	11,765	14
*	Phathom Pharmaceuticals Inc.	1,623	14
*	Design Therapeutics Inc.	685	14
*	Aclaris Therapeutics Inc.	800	13
*	Neurocrine Biosciences Inc.	120	13
*	Puma Biotechnology Inc.	4,744	13
*	Neuronetics Inc.	3,336	12
*	Penumbra Inc.	73	12
*	Replimune Group Inc.	643	12
*	Selecta Biosciences Inc.	6,187	12
*	Pennant Group Inc.	793	12
*	AnaptysBio Inc.	470	11
	Cigna Corp.	40	11
*	Collegium Pharmaceutical Inc.	646	11
	Danaher Corp.	40	11
*	Xencor Inc.	411	11
*	Olema Pharmaceuticals Inc.	2,873	11
*	ABIOMED Inc.	37	10
*	DexCom Inc.	120	10
	Eli Lilly & Co.	34	10
*	Mirum Pharmaceuticals Inc.	415	10
	Royalty Pharma plc Class A	246	10
*	Aligos Therapeutics Inc.	8,054	10
	Abbott Laboratories	89	9
*	Intuitive Surgical Inc.	43	9
*,1	PDL BioPharma Inc.	6,046	9
*	Henry Schein Inc.	121	9
*	Alkermes plc	364	9
*	ORIC Pharmaceuticals Inc.	2,716	9
*	Align Technology Inc.	33	8
*	Cardiovascular Systems Inc.	643	8
*	Eagle Pharmaceuticals Inc.	233	8
	US Physical Therapy Inc.	98	8
	Organon & Co.	288	8

		Shares	Market Value ($000)
*	Enovis Corp.	154	8
*	Amphastar Pharmaceuticals Inc.	242	7
*	Orthofix Medical Inc.	363	7
*	Ultragenyx Pharmaceutical Inc.	3	—
*	Immunovant Inc.	4	—
			7,260
Industrials (24.0%)
	Illinois Tool Works Inc.	2,457	479
	General Dynamics Corp.	1,973	452
	Eaton Corp. plc	2,239	306
	Emerson Electric Co.	3,200	262
	HEICO Corp. Class A	1,966	241
	Capital One Financial Corp.	2,124	225
	Paychex Inc.	1,740	215
	Carrier Global Corp.	5,497	215
	Automatic Data Processing Inc.	806	197
	Accenture plc Class A	613	177
	Curtiss-Wright Corp.	978	144
	Exponent Inc.	1,528	143
	Sonoco Products Co.	2,235	141
	Johnson Controls International plc	2,496	135
*	Paylocity Holding Corp.	524	126
	Donaldson Co. Inc.	2,302	118
	nVent Electric plc	3,588	118
*	ASGN Inc.	1,209	117
	Trane Technologies plc	762	117
	Norfolk Southern Corp.	464	113
	Lincoln Electric Holdings Inc.	817	112
	Global Payments Inc.	876	109
	Tetra Tech Inc.	787	107
	Nordson Corp.	466	106
	MSA Safety Inc.	882	105
	Northrop Grumman Corp.	213	102
	BWX Technologies Inc.	1,900	99
*	ExlService Holdings Inc.	586	98
*	Napco Security Technologies Inc.	3,219	95
	L3Harris Technologies Inc.	412	94
	Littelfuse Inc.	380	90
	AECOM	1,224	89
	Simpson Manufacturing Co. Inc.	964	89
*	Modine Manufacturing Co.	5,905	88
	EMCOR Group Inc.	681	81
	Crane Holdings Co.	859	81
	Air Lease Corp. Class A	2,214	80
	Valmont Industries Inc.	278	77
	CSW Industrials Inc.	592	75
	Douglas Dynamics Inc.	2,560	74
*	Trimble Inc.	1,169	74
	Graco Inc.	1,127	72
	John Bean Technologies Corp.	693	72
	Kronos Worldwide Inc.	5,424	70
	Apogee Enterprises Inc.	1,697	69
*	CBIZ Inc.	1,589	69
	Maximus Inc.	1,138	69
*	API Group Corp.	4,438	69
	Regal Rexnord Corp.	491	68
*	DXP Enterprises Inc.	2,417	64
	RPM International Inc.	665	62

		Shares	Market Value ($000)
	Resources Connection Inc.	3,054	60
*	BTRS Holdings Inc. Class A	8,715	59
	Genpact Ltd.	1,241	58
*	Construction Partners Inc. Class A	1,946	57
*	Sterling Infrastructure Inc.	2,270	57
	ITT Inc.	769	56
	AptarGroup Inc.	537	55
	Myers Industries Inc.	2,823	55
	TTEC Holdings Inc.	1,036	54
*	Donnelley Financial Solutions Inc.	1,258	53
*	Atkore Inc.	620	52
	Griffon Corp.	1,659	52
	Kelly Services Inc. Class A	3,219	52
*	TrueBlue Inc.	2,512	52
*	Gates Industrial Corp. plc	4,813	52
	Barrett Business Services Inc.	639	51
	Helios Technologies Inc.	939	51
	Marten Transport Ltd.	2,597	51
	Hyster-Yale Materials Handling Inc.	1,723	50
*	International Money Express Inc.	2,171	49
	MKS Instruments Inc.	479	48
	Sherwin-Williams Co.	206	48
*	Daseke Inc.	7,701	47
	Woodward Inc.	505	47
	Gorman-Rupp Co.	1,737	46
*	Fiserv Inc.	441	45
*	Titan International Inc.	3,204	45
	Covenant Logistics Group Inc. Class A	1,558	44
	Quanex Building Products Corp.	1,975	44
*	Axon Enterprise Inc.	361	42
*	Franklin Covey Co.	888	42
	Wabash National Corp.	2,581	42
	Zurn Elkay Water Solutions Corp.	1,524	42
	Carlisle Cos. Inc.	139	41
*	Euronet Worldwide Inc.	463	41
	Franklin Electric Co. Inc.	477	41
*	BrightView Holdings Inc.	3,971	40
	AAON Inc.	693	40
	Kadant Inc.	215	39
	McGrath RentCorp.	457	39
	Cognex Corp.	894	38
*	Energy Recovery Inc.	1,670	38
	Kaman Corp.	1,215	38
	TriMas Corp.	1,373	38
	Watsco Inc.	140	38
	Pactiv Evergreen Inc.	3,409	38
*	Alight Inc. Class A	4,850	38
	Columbus McKinnon Corp.	1,206	37
	Kforce Inc.	670	37
	Landstar System Inc.	253	37
	Textron Inc.	593	37
	EnPro Industries Inc.	399	36
	Hubbell Inc. Class B	175	36
	Sensata Technologies Holding plc	882	35
	Tennant Co.	549	33
*	Teekay Tankers Ltd. Class A	1,323	33
*	GXO Logistics Inc.	737	33
*	Evolv Technologies Holdings Inc.	14,740	33

		Shares	Market Value ($000)
	Advanced Drainage Systems Inc.	234	32
	Eagle Materials Inc.	267	32
	MDU Resources Group Inc.	1,026	31
	Xylem Inc.	341	31
	Armstrong World Industries Inc.	359	30
*	V2X Inc.	873	30
	Fidelity National Information Services Inc.	314	29
*	Huron Consulting Group Inc.	431	29
	ManpowerGroup Inc.	397	29
*	Gibraltar Industries Inc.	674	28
*	Great Lakes Dredge & Dock Corp.	2,978	28
	National Presto Industries Inc.	407	28
*	Titan Machinery Inc.	905	28
	Toro Co.	334	28
	Raytheon Technologies Corp.	311	28
*	Aersale Corp.	1,452	28
*	First Advantage Corp.	2,044	28
*	Forrester Research Inc.	655	27
	Triton International Ltd.	447	27
*	SP Plus Corp.	788	26
*	Cimpress plc	745	25
*	Paya Holdings Inc.	4,056	25
	REV Group Inc.	2,095	24
*	Moneylion Inc.	16,101	23
	Pentair plc	503	22
*	Manitowoc Co. Inc.	2,167	21
*	TopBuild Corp.	116	21
*	Transcat Inc.	280	21
*	Astronics Corp.	2,124	20
*	I3 Verticals Inc. Class A	868	20
	Sealed Air Corp.	373	20
*	AMN Healthcare Services Inc.	197	20
*	Repay Holdings Corp. Class A	2,129	20
*	Markforged Holding Corp.	8,153	20
	Astec Industries Inc.	507	19
*	WESCO International Inc.	146	19
*	Hudson Technologies Inc.	2,115	18
	Acuity Brands Inc.	96	16
*	CIRCOR International Inc.	962	16
	Information Services Group Inc.	2,855	16
	Safe Bulkers Inc.	4,674	15
	Ryder System Inc.	182	14
	Insteel Industries Inc.	462	13
	Standex International Corp.	143	13
*	SPX Technologies Inc.	221	13
	Federal Signal Corp.	295	12
	Heidrick & Struggles International Inc.	409	12
	Lindsay Corp.	75	12
*	PGT Innovations Inc.	571	12
*	WillScot Mobile Mini Holdings Corp.	293	12
	Alamo Group Inc.	83	11
	Booz Allen Hamilton Holding Corp. Class A	118	11
*	FARO Technologies Inc.	320	11
	Heartland Express Inc.	727	11
	Honeywell International Inc.	58	11
	Huntington Ingalls Industries Inc.	46	11
	IDEX Corp.	53	11
	United Parcel Service Inc. Class B	56	11

		Shares	Market Value ($000)
	Argan Inc.	276	10
*	Berry Global Group Inc.	176	10
	Brunswick Corp.	128	10
*	FTI Consulting Inc.	62	10
	Moog Inc. Class A	131	10
	Westinghouse Air Brake Technologies Corp.	110	10
*	WEX Inc.	62	10
	Amcor plc	803	10
	Enerpac Tool Group Corp. Class A	486	9
	Jacobs Solutions Inc.	73	9
*	Conduent Inc.	2,026	8
	Oshkosh Corp.	107	8
*	Tutor Perini Corp.	1,206	8
	Vontier Corp.	371	8
*	Advantage Solutions Inc.	2,189	8
*	Diversey Holdings Ltd.	1,277	8
	Deluxe Corp.	376	7
	Mesa Laboratories Inc.	44	7
			10,601
Real Estate (0.4%)
	St. Joe Co.	1,734	66
	RE/MAX Holdings Inc. Class A	1,670	38
	Marcus & Millichap Inc.	890	34
	RMR Group Inc. Class A	851	22
	Kennedy-Wilson Holdings Inc.	464	8
			168
Technology (10.9%)
	Amphenol Corp. Class A	6,872	505
*	Cadence Design Systems Inc.	2,011	349
*	Synopsys Inc.	986	341
	Roper Technologies Inc.	829	334
	Cognizant Technology Solutions Corp. Class A	2,820	178
	National Instruments Corp.	3,143	125
*	SPS Commerce Inc.	884	108
*	Manhattan Associates Inc.	752	106
	Science Applications International Corp.	1,105	101
*	Novanta Inc.	750	100
*	CCC Intelligent Solutions Holdings Inc.	10,219	98
*	Agilysys Inc.	1,698	88
	Dolby Laboratories Inc. Class A	1,120	82
*	Atlassian Corp. plc Class A	289	72
	American Software Inc. Class A	3,469	59
*	Fortinet Inc.	1,170	57
*	Lattice Semiconductor Corp.	1,053	57
*	Procore Technologies Inc.	1,041	57
*	PDF Solutions Inc.	2,041	54
*	CACI International Inc. Class A	187	53
*	EverCommerce Inc.	4,579	53
	PC Connection Inc.	1,047	52
	TD SYNNEX Corp.	544	52
*	Tenable Holdings Inc.	1,318	52
	CTS Corp.	1,216	51
	Concentrix Corp.	407	51
*	Aspen Technology Inc.	236	50
	Jabil Inc.	818	49
*	Rapid7 Inc.	853	49
*	Intapp Inc.	3,360	49

		Shares	Market Value ($000)
	KLA Corp.	130	45
*	Arrow Electronics Inc.	417	44
	Power Integrations Inc.	611	44
	Microchip Technology Inc.	657	43
*	Rimini Street Inc.	8,476	43
	Sapiens International Corp. NV	1,930	43
*	Edgio Inc.	11,462	42
*	NCR Corp.	1,359	42
*	CEVA Inc.	1,320	39
*	Onto Innovation Inc.	526	37
*	Alkami Technology Inc.	2,574	37
*	ScanSource Inc.	1,244	36
*	Model N Inc.	1,157	35
*	Envestnet Inc.	582	31
	Methode Electronics Inc.	739	30
*	ChannelAdvisor Corp.	1,947	29
*	OneSpan Inc.	2,519	29
	Amdocs Ltd.	336	29
*	MeridianLink Inc.	1,671	29
	Oracle Corp.	374	28
*	PROS Holdings Inc.	1,363	28
	Hackett Group Inc.	1,336	27
*	Semtech Corp.	585	27
*	Upland Software Inc.	2,596	27
	Azenta Inc.	489	26
*	Mitek Systems Inc.	2,539	26
*	Identiv Inc.	1,755	26
*	Mediaalpha Inc. Class A	3,139	26
*	ePlus Inc.	537	25
*	Zeta Global Holdings Corp. Class A	3,521	25
*	Aeva Technologies Inc.	7,512	23
*	Blackline Inc.	315	21
*	Autodesk Inc.	97	20
*	nLight Inc.	1,517	19
*	Rackspace Technology Inc.	4,190	19
*	N-Able Inc.	1,902	19
*	Brightcove Inc.	2,711	18
*	Ziff Davis Inc.	231	18
*	EMCORE Corp.	7,029	17
*	IAC Inc.	242	16
*	Qualys Inc.	77	12
	Benchmark Electronics Inc.	416	11
*	SecureWorks Corp. Class A	1,079	11
*	Cirrus Logic Inc.	126	10
*	New Relic Inc.	167	10
*	PTC Inc.	89	10
*	Tyler Technologies Inc.	26	10
	Xperi Holding Corp.	622	10
	Avnet Inc.	214	9
*	Guidewire Software Inc.	125	9
	SS&C Technologies Holdings Inc.	159	9
*	Silicon Laboratories Inc.	73	9
*	Workiva Inc. Class A	139	9
*	Viant Technology Inc. Class A	2,034	9
*	DXC Technology Co.	338	8
	Pegasystems Inc.	227	8
*	Teradata Corp.	251	8
*	Unisys Corp.	785	7

		Shares	Market Value ($000)
*	EverQuote Inc. Class A	4	—
			4,789
Telecommunications (2.2%)
	Motorola Solutions Inc.	551	134
*	Iridium Communications Inc.	2,043	91
*	Digi International Inc.	2,574	85
*	Frontier Communications Parent Inc.	3,291	85
*	United States Cellular Corp.	2,689	77
*	Harmonic Inc.	6,220	70
*	Consolidated Communications Holdings Inc.	9,323	53
*	Anterix Inc.	1,224	52
*	WideOpenWest Inc.	2,562	46
	Cable One Inc.	36	41
	Adtran Holdings Inc.	1,553	36
*	Ooma Inc.	2,694	33
*	T-Mobile US Inc.	208	30
	Comtech Telecommunications Corp.	2,556	29
*	Liberty Latin America Ltd. Class C	3,978	28
*	Ribbon Communications Inc.	7,077	25
*	Clearfield Inc.	203	23
*	Cambium Networks Corp.	631	12
	Shenandoah Telecommunications Co.	489	11
*	Aviat Networks Inc.	338	10
*	IDT Corp. Class B	360	9
*	Liberty Latin America Ltd. Class A	1,330	9
			989
Utilities (1.2%)
	Waste Management Inc.	2,539	429
*	Clean Harbors Inc.	690	81
*	Stericycle Inc.	347	17
*	Harsco Corp.	2,061	12
*	Evoqua Water Technologies Corp.	250	9
			548
Total Common Stocks (Cost $38,703)			43,973
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund 2.284% (Cost $152)	1,526	153
Total Investments (99.9%) (Cost $38,855)			44,126
Other Assets and Liabilities—Net (0.1%)			50
Net Assets (100%)			44,176
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2022	8	158	2
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	43,964	—	9	43,973
Temporary Cash Investments	153	—	—	153
Total	44,117	—	9	44,126
Derivative Financial Instruments
Assets
Futures Contracts[1]	2	—	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.